                                                    '99
Nationwide(R) Variable Account - II
December 31, 1999

                                               ANNUAL REPORT

[The BEST of AMERICA(R) LOGO]
APO-725-AB (12/99)
                                             [NATIONWIDE LOGO]

                                     Nationwide Life Insurance Company
                                        Home Office: Columbus, Ohio

                                [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                           [Joseph J. Gasper's Photo]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Variable Account-II.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         26,517,451 shares (cost $203,012,429) .................................    $   206,570,943

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         25,531,233 shares (cost $257,782,686) .................................        378,883,491

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         10,481,242 shares (cost $72,832,174) ..................................         83,849,932

      American Century VP - American Century VP International (ACVPInt)
         35,557,792 shares (cost $300,254,654) .................................        444,472,405

      American Century VP - American Century VP Value (ACVPValue)
         9,800,232 shares (cost $65,218,525) ...................................         58,311,380

      American VI Series - Growth Fund (AVISGro)
         588,857 shares (cost $28,265,492) .....................................         41,585,085

      American VI Series - High-Yield Bond Fund (AVISHiYld)
         167,855 shares (cost $2,363,818) ......................................          2,140,150

      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         334,165 shares (cost $3,709,267) ......................................          3,528,783

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,062,911 shares (cost $321,637,405) .................................        393,157,920

      Dreyfus Stock Index Fund (DryStkIx)
         54,265,154 shares (cost $1,607,798,501) ...............................      2,086,495,180

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         5,051,148 shares (cost $179,139,745) ..................................        201,389,281

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,436,183 shares (cost $75,512,595) ...................................         87,553,939

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         94,615,255 shares (cost $1,966,633,300) ...............................      2,432,558,217

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         70,151,723 shares (cost $2,693,298,095) ...............................      3,853,434,164

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         54,938,432 shares (cost $614,074,627) .................................        621,353,663

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         25,608,205 shares (cost $569,897,842) .................................        702,689,149

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         56,949,751 shares (cost $871,251,534) .................................      1,063,251,853


      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         52,409,042 shares (cost $1,044,025,114) ...............................      1,527,723,575

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         7,926,756 shares (cost $170,432,448) ..................................        183,504,409

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         1,380,116 shares (cost $9,883,090) ....................................          9,536,603

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         21,855,788 shares (cost $533,266,623) .................................        561,912,316

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         33,292,536 shares (cost $388,374,978) .................................        359,226,461

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         1,298,853,387 shares (cost $1,298,853,387) ............................      1,298,853,387

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         5,321,261 shares (cost $54,307,371) ...................................         51,722,659

      Nationwide SAT - Small Company Fund (NSATSmCo)
         14,582,177 shares (cost $247,275,422) .................................        322,557,764

      Nationwide SAT - Total Return Fund (NSATTotRe)
         61,878,351 shares (cost $924,410,869) .................................      1,163,931,779

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         15,851,800 shares (cost $403,834,149) .................................        590,796,571

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         3,011,862 shares (cost $44,957,196) ...................................         47,738,007

      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         10,607,255 shares (cost $144,390,447) .................................        140,440,056

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         26,519,028 shares (cost $520,546,325) .................................        520,833,703

      Oppenheimer VAF - Bond Fund (OppBdFd)
         25,043,315 shares (cost $296,820,680) .................................        288,498,994

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         24,351,608 shares (cost $543,361,311) .................................        813,587,219

      Oppenheimer VAF - Growth Fund (OppGro)
         4,188,830 shares (cost $169,188,101) ..................................        208,771,299

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         17,160,682 shares (cost $265,269,878) .................................        299,625,505

      Strong Opportunity Fund II, Inc. (StOpp2)
         35,429,099 shares (cost $720,720,106) .................................        920,802,283

      Strong VIF - Strong Discovery Fund II (StDisc2)
         11,861,402 shares (cost $134,640,216) .................................        134,982,756

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         6,121,471 shares (cost $78,062,849) ...................................        100,208,475

                                                                  (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         6,257,276 shares (cost $70,902,338) ...................................         66,890,284

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         10,672,737 shares (cost $117,765,886) .................................        152,193,223

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         5,766,023 shares (cost $61,210,818) ...................................         63,195,616

      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         8,167,735 shares (cost $118,427,684) ..................................        101,034,884

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         17,125,482 shares (cost $209,566,651) .................................        285,995,544

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         3,029,501 shares (cost $46,029,445) ...................................         58,348,183

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         18,327,947 shares (cost $323,130,982) .................................        480,192,205
                                                                                    ---------------
            Total investments ..................................................     23,414,329,296
   Accounts receivable .........................................................          1,017,765
                                                                                    ---------------
            Total assets .......................................................     23,415,347,061
ACCOUNTS PAYABLE ...............................................................              2,145
                                                                                    ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................    $23,415,344,916
                                                                                    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                         Total                                  ACVPBal
                                                      ------------------------------------    ---------------------------------
                                                             1999                1998             1999                 1998
                                                      ----------------      --------------    ------------         ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    351,733,257         315,567,353       3,991,181           3,098,368
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................       (159,704,457)       (145,540,567)     (1,415,598)         (1,354,760)
       BOA Vision .................................       (130,265,551)       (114,290,967)     (1,381,790)         (1,180,401)
       BOA Enterprise .............................           (270,943)           (199,407)         (2,854)             (2,018)
                                                      ----------------      --------------     -----------         -----------
     Net investment activity ......................         61,492,306          55,536,412       1,190,939             561,189
                                                      ----------------      --------------     -----------         -----------

  Proceeds from mutual fund shares sold ...........     12,341,621,630       9,502,638,819      38,472,902          48,804,378
  Cost of mutual fund shares sold .................    (10,997,380,217)     (8,727,995,326)    (36,411,406)        (37,362,868)
                                                      ----------------      --------------     -----------         -----------
     Realized gain (loss) on investments ..........      1,344,241,413         774,643,493       2,061,496          11,441,510
  Change in unrealized gain (loss) on investments .      1,709,941,913         440,618,096     (14,059,807)         (5,900,979)
                                                      ----------------      --------------     -----------         -----------
     Net gain (loss) on investments ...............      3,054,183,326       1,215,261,589     (11,998,311)          5,540,531
                                                      ----------------      --------------     -----------         -----------
  Reinvested capital gains ........................        890,110,382       1,177,995,583      27,539,149          19,212,723
                                                      ----------------      --------------     -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      4,005,786,014       2,448,793,584      16,731,777          25,314,443
                                                      ----------------      --------------     -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      1,492,378,564       2,214,889,447      15,664,882          22,317,530
  Transfers between funds .........................               --                  --       (11,222,326)          8,865,047
  Redemptions .....................................     (2,712,438,299)     (1,806,663,808)    (22,586,889)        (16,523,412)
  Annuity benefits ................................         (2,862,882)         (1,988,285)        (20,482)             (9,922)
  Annual contract maintenance charge (note 2) .....         (8,399,835)         (8,003,092)        (77,891)            (76,599)
  Contingent deferred sales charges (note 2) ......        (32,704,996)        (23,748,555)       (291,236)           (246,178)
  Adjustments to maintain reserves ................            911,942            (406,310)           (340)             (1,729)
                                                      ----------------      --------------     -----------         -----------
       Net equity transactions ....................     (1,263,115,506)        374,079,397     (18,534,282)         14,324,737
                                                      ----------------      --------------     -----------         -----------

Net change in contract owners' equity .............      2,742,670,508       2,822,872,981      (1,802,505)         39,639,180
Contract owners' equity beginning of period .......     20,672,674,408      17,849,801,427     208,373,013         168,733,833
                                                      ----------------      --------------     -----------         -----------
Contract owners' equity end of period .............   $ 23,415,344,916      20,672,674,408     206,570,508         208,373,013
                                                      ================      ==============     ===========         ===========

                                                                         ACVPCapAp                            ACVPIncGr
                                                         ----------------------------------         ------------------------------
                                                              1999               1998                      1999        1998
                                                         -------------         -----------          ----------          ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................              --                  --                11,166             181,416
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................        (2,597,354)         (2,818,233)           (469,581)            (95,126)
       BOA Vision .................................          (902,035)           (857,721)           (412,151)            (75,918)
       BOA Enterprise .............................            (1,598)             (1,256)               (537)               (117)
                                                          -----------         -----------          ----------          ----------
     Net investment activity ......................        (3,500,987)         (3,677,210)           (871,103)             10,255
                                                          -----------         -----------          ----------          ----------

  Proceeds from mutual fund shares sold ...........       149,920,318         114,736,720          22,834,351          25,325,017
  Cost of mutual fund shares sold .................      (150,460,860)       (136,788,804)        (18,770,040)        (26,300,565)
                                                          -----------         -----------          ----------          ----------
     Realized gain (loss) on investments ..........          (540,542)        (22,052,084)          4,064,311            (975,548)
  Change in unrealized gain (loss) on investments .       147,944,253            (264,722)          7,240,752           3,777,007
                                                          -----------         -----------          ----------          ----------
     Net gain (loss) on investments ...............       147,403,711         (22,316,806)         11,305,063           2,801,459
                                                          -----------         -----------          ----------          ----------
  Reinvested capital gains ........................              --            15,700,848                --                  --
                                                          -----------         -----------          ----------          ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       143,902,724         (10,293,168)         10,433,960           2,811,714
                                                          -----------         -----------          ----------          ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        15,321,810          23,389,103          11,461,943           2,843,288
  Transfers between funds .........................        10,543,287         (66,469,516)         30,819,145          34,214,351
  Redemptions .....................................       (41,284,239)        (34,901,415)         (7,460,786)         (1,148,357)
  Annuity benefits ................................           (48,809)            (44,914)               --                  --
  Annual contract maintenance charge (note 2) .....          (188,703)           (233,324)            (17,447)             (4,110)
  Contingent deferred sales charges (note 2) ......          (395,615)           (447,727)           (100,849)             (9,116)
  Adjustments to maintain reserves ................            10,726              65,167              (6,972)              6,300
                                                          -----------         -----------          ----------          ----------
       Net equity transactions ....................       (16,041,543)        (78,642,626)         34,695,034          35,902,356
                                                          -----------         -----------          ----------          ----------

Net change in contract owners' equity .............       127,861,181         (88,935,794)         45,128,994          38,714,070
Contract owners' equity beginning of period .......       251,055,304         339,991,098          38,714,070                --
                                                          -----------         -----------          ----------          ----------
Contract owners' equity end of period .............       378,916,485         251,055,304          83,843,064          38,714,070
                                                          ===========         ===========          ==========          ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        ACVPInt                                 ACVPValue
                                                       ------------------------------------       ---------------------------------
                                                              1999                 1998                 1999                1998
                                                       ---------------        -------------       --------------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $           --             1,241,910             591,931             491,657
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (2,019,902)         (1,733,033)           (425,310)           (427,970)
       BOA Vision .................................         (2,239,092)         (1,962,632)           (558,488)           (588,525)
       BOA Enterprise .............................             (2,538)             (2,034)             (1,236)             (1,181)
                                                      ----------------         -----------          ----------          ----------
     Net investment activity ......................         (4,261,532)         (2,455,789)           (393,103)           (526,019)
                                                      ----------------         -----------          ----------          ----------

  Proceeds from mutual fund shares sold ...........        366,068,306         361,873,253          82,656,091          49,075,920
  Cost of mutual fund shares sold .................       (325,718,086)       (348,435,933)        (86,789,734)        (49,213,498)
                                                      ----------------         -----------          ----------          ----------
     Realized gain (loss) on investments ..........         40,350,220          13,437,320          (4,133,643)           (137,578)
  Change in unrealized gain (loss) on investments .        134,123,037           4,337,447          (5,054,394)         (3,517,470)
                                                      ----------------         -----------          ----------          ----------
     Net gain (loss) on investments ...............        174,473,257          17,774,767          (9,188,037)         (3,655,048)
                                                      ----------------         -----------          ----------          ----------
  Reinvested capital gains ........................               --            12,749,123           5,607,994           5,869,944
                                                      ----------------         -----------          ----------          ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        170,211,725          28,068,101          (3,973,146)          1,688,877
                                                      ----------------         -----------          ----------          ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         17,432,902          27,075,201           6,230,196          15,060,446
  Transfers between funds .........................           (423,845)         76,963,986          (4,726,693)         (9,597,717)
  Redemptions .....................................        (34,126,117)        (21,143,253)         (7,852,378)         (6,581,279)
  Annuity benefits ................................            (33,416)            (13,625)            (27,070)            (21,465)
  Annual contract maintenance charge (note 2) .....            (86,416)            (79,895)            (22,403)            (19,679)
  Contingent deferred sales charges (note 2) ......           (455,988)           (250,396)           (124,598)           (100,776)
  Adjustments to maintain reserves ................                316             (18,968)              5,851             (51,138)
                                                      ----------------         -----------          ----------          ----------
       Net equity transactions ....................        (17,692,564)         82,533,050          (6,517,095)         (1,311,608)
                                                      ----------------         -----------          ----------          ----------
Net change in contract owners' equity .............        152,519,161         110,601,151         (10,490,241)            377,269
Contract owners' equity beginning of period .......        291,977,777         181,376,626          68,785,191          68,407,922
                                                      ----------------         -----------          ----------          ----------
Contract owners' equity end of period .............   $    444,496,938         291,977,777          58,294,950          68,785,191
                                                      ================         ===========          ==========          ==========

                                                                    AVISGro                              AVISHiYld
                                                       -------------------------------         ------------------------------
                                                          1999                 1998                1999               1998
                                                       -----------         -----------         ----------         -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        62,599             104,724             228,188             252,109
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (449,681)           (365,360)            (31,460)            (39,297)
       BOA Vision .................................          --                  --                  --                  --
       BOA Enterprise .............................          --                  --                  --                  --
                                                       ----------          ----------           ---------           ---------
     Net investment activity ......................      (387,082)           (260,636)            196,728             212,812
                                                       ----------          ----------           ---------           ---------

  Proceeds from mutual fund shares sold ...........     7,836,561           7,115,941             952,888           1,134,719
  Cost of mutual fund shares sold .................    (3,890,307)         (3,771,756)         (1,018,592)         (1,075,993)
                                                       ----------          ----------           ---------           ---------
     Realized gain (loss) on investments ..........     3,946,254           3,344,185             (65,704)             58,726
  Change in unrealized gain (loss) on investments .     6,534,190           1,042,218             (26,416)           (303,262)
                                                       ----------          ----------           ---------           ---------
     Net gain (loss) on investments ...............    10,480,444           4,386,403             (92,120)           (244,536)
                                                       ----------          ----------           ---------           ---------
  Reinvested capital gains ........................     5,600,035           4,170,092                --                36,591
                                                       ----------          ----------           ---------           ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........    15,693,397           8,295,859             104,608               4,867
                                                       ----------          ----------           ---------           ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       476,394             511,282              58,162             116,063
  Transfers between funds .........................        98,674            (964,009)            (48,450)           (107,348)
  Redemptions .....................................    (5,784,308)         (3,204,144)           (591,479)           (566,909)
  Annuity benefits ................................          (608)               (444)             (6,533)             (5,289)
  Annual contract maintenance charge (note 2) .....       (14,293)            (14,895)             (1,519)             (1,991)
  Contingent deferred sales charges (note 2) ......       (17,393)             (9,981)             (1,150)             (3,772)
  Adjustments to maintain reserves ................         1,323                 578                 181              (2,332)
                                                       ----------          ----------           ---------           ---------
       Net equity transactions ....................    (5,240,211)         (3,681,613)           (590,788)           (571,578)
                                                       ----------          ----------           ---------           ---------
Net change in contract owners' equity .............    10,453,186           4,614,246            (486,180)           (566,711)
Contract owners' equity beginning of period .......    31,133,189          26,518,943           2,626,505           3,193,216
                                                       ----------          ----------           ---------           ---------
Contract owners' equity end of period .............    41,586,375          31,133,189           2,140,325           2,626,505
                                                       ==========          ==========           =========           =========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        AVISGvt                             DrySRGro
                                                       ------------------------------------    -------------------------------
                                                               1999                1998           1999                 1998
                                                       -----------------      -------------    -----------        ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        247,063             270,372          48,647             409,775
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................            (53,194)            (60,816)     (2,295,017)         (1,451,837)
       BOA Vision .................................               --                  --        (2,053,668)         (1,439,799)
       BOA Enterprise .............................               --                  --            (4,989)             (2,748)
                                                      ----------------           ---------     -----------         -----------
     Net investment activity ......................            193,869             209,556      (4,305,027)         (2,484,609)
                                                      ----------------           ---------     -----------         -----------

  Proceeds from mutual fund shares sold ...........          1,067,555           1,748,263     121,610,454         143,677,649
  Cost of mutual fund shares sold .................         (1,086,104)         (1,871,313)    (91,860,747)       (117,379,825)
                                                      ----------------           ---------     -----------         -----------
     Realized gain (loss) on investments ..........            (18,549)           (123,050)     29,749,707          26,297,824
  Change in unrealized gain (loss) on investments .           (252,264)            209,910      43,395,270          14,964,682
                                                      ----------------           ---------     -----------         -----------
     Net gain (loss) on investments ...............           (270,813)             86,860      73,144,977          41,262,506
                                                      ----------------           ---------     -----------         -----------
  Reinvested capital gains ........................               --                  --        13,095,806           9,504,871
                                                      ----------------           ---------     -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........            (76,944)            296,416      81,935,756          48,282,768
                                                      ----------------           ---------     -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            172,875             143,640      36,723,685          34,640,924
  Transfers between funds .........................           (177,069)           (143,468)     39,965,200          17,779,620
  Redemptions .....................................           (859,084)           (894,059)    (30,265,730)        (16,450,256)
  Annuity benefits ................................             (4,989)             (3,938)         (9,832)             (5,152)
  Annual contract maintenance charge (note 2) .....             (3,011)             (3,913)       (155,033)           (112,389)
  Contingent deferred sales charges (note 2) ......             (3,094)             (3,582)       (415,490)           (243,228)
  Adjustments to maintain reserves ................                 48              (1,962)         33,290               1,747
                                                      ----------------           ---------     -----------         -----------
       Net equity transactions ....................           (874,324)           (907,282)     45,876,090          35,611,266
                                                      ----------------           ---------     -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............           (951,268)           (610,866)    127,811,846          83,894,034
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          4,480,028           5,090,894     265,379,214         181,485,180
                                                      ----------------           ---------     -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $      3,528,760           4,480,028     393,191,060         265,379,214
                                                      ================           =========     ===========         ===========

                                                                    DryStkIx                                 DryCapAp
                                                        --------------------------------         ---------------------------------
                                                           1999                  1998               1999                  1998
                                                        ------------         -----------         ------------         ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       20,893,189          18,675,816           1,131,796             862,672
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (11,506,073)         (7,978,285)         (1,310,764)           (524,245)
       BOA Vision .................................      (14,765,173)        (10,844,564)         (1,389,587)           (571,382)
       BOA Enterprise .............................          (26,133)            (17,348)             (2,909)               (873)
                                                       -------------       -------------         -----------         -----------
     Net investment activity ......................       (5,404,190)           (164,381)         (1,571,464)           (233,828)
                                                       -------------       -------------         -----------         -----------

  Proceeds from mutual fund shares sold ...........      471,289,199         443,376,469          86,945,557          74,053,794
  Cost of mutual fund shares sold .................     (303,007,098)       (301,499,093)        (76,828,049)        (68,960,812)
                                                       -------------       -------------         -----------         -----------
     Realized gain (loss) on investments ..........      168,282,101         141,877,376          10,117,508           5,092,982
  Change in unrealized gain (loss) on investments .      151,537,337         179,528,535           8,792,210          13,393,944
                                                       -------------       -------------         -----------         -----------
     Net gain (loss) on investments ...............      319,819,438         321,405,911          18,909,718          18,486,926
                                                       -------------       -------------         -----------         -----------
  Reinvested capital gains ........................       18,032,609           3,418,338             755,817              14,955
                                                      ----------------         ---------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      332,447,857         324,659,868          18,094,071          18,268,053
                                                      ----------------         ---------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      171,990,917         214,991,310          22,276,022          15,138,079
  Transfers between funds .........................       49,562,572         190,453,913          18,125,447         130,801,206
  Redemptions .....................................     (186,725,313)       (101,442,520)        (23,965,643)         (6,949,302)
  Annuity benefits ................................         (229,153)           (151,728)             (4,604)               --
  Annual contract maintenance charge (note 2) .....         (630,539)           (444,587)            (56,458)            (22,248)
  Contingent deferred sales charges (note 2) ......       (2,694,935)         (1,522,122)           (280,455)            (81,927)
  Adjustments to maintain reserves ................           59,782             (10,118)              3,538                (907)
                                                       -------------       -------------         -----------         -----------
       Net equity transactions ....................       31,333,331         301,874,148          16,097,847         138,884,901
                                                       -------------       -------------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      363,781,188         626,534,016          34,191,918         157,152,954
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    1,722,772,232       1,096,238,216         167,200,842          10,047,888
                                                       -------------       -------------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    2,086,553,420       1,722,772,232         201,392,760         167,200,842
                                                       =============       =============         ===========         ===========

                                       9
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                         DryGrInc                            FidVIPEI
                                                      --------------------------------------    --------------------------------
                                                              1999                 1998             1999                1998
                                                      -----------------      ---------------    ------------        ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        504,180             691,042        39,615,425          36,741,162
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................           (423,226)           (350,592)      (19,653,096)        (20,689,256)
       BOA Vision .................................           (670,388)           (598,700)      (16,003,298)        (15,778,209)
       BOA Enterprise .............................             (3,320)             (3,387)          (14,945)            (15,123)
                                                      ----------------          ----------     -------------       -------------
     Net investment activity ......................           (592,754)           (261,637)        3,944,086             258,574
                                                      ----------------          ----------     -------------       -------------

  Proceeds from mutual fund shares sold ...........         19,190,372          30,513,353       560,148,724         360,627,004
  Cost of mutual fund shares sold .................        (17,767,135)        (28,500,253)     (339,913,087)       (227,981,252)
                                                      ----------------          ----------     -------------       -------------
     Realized gain (loss) on investments ..........          1,423,237           2,013,100       220,235,637         132,645,752
  Change in unrealized gain (loss) on investments .          8,259,646           3,889,051      (183,694,303)        (11,150,576)
                                                      ----------------          ----------     -------------       -------------
     Net gain (loss) on investments ...............          9,682,883           5,902,151        36,541,334         121,495,176
                                                      ----------------          ----------     -------------       -------------
  Reinvested capital gains ........................          2,649,264           1,182,628        87,570,939         130,755,312
                                                      ----------------          ----------     -------------       -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         11,739,393           6,823,142       128,056,359         252,509,062
                                                      ----------------          ----------     -------------       -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         10,108,825          20,276,212       133,956,568         244,737,638
  Transfers between funds .........................         (7,158,428)          2,527,467      (257,984,591)       (147,382,926)
  Redemptions .....................................         (7,431,820)         (4,679,160)     (285,072,997)       (223,884,295)
  Annuity benefits ................................               (283)               --            (355,833)           (277,211)
  Annual contract maintenance charge (note 2) .....            (35,834)            (24,697)       (1,004,069)         (1,076,592)
  Contingent deferred sales charges (note 2) ......           (139,243)            (79,324)       (3,142,474)         (2,878,268)
  Adjustments to maintain reserves ................               (542)             (1,898)          (83,996)            (72,439)
                                                      ----------------          ----------     -------------       -------------
       Net equity transactions ....................         (4,657,325)         18,018,600      (413,687,392)       (130,834,093)
                                                      ----------------          ----------     -------------       -------------

Net change in contract owners' equity .............          7,082,068          24,841,742      (285,631,033)        121,674,969
Contract owners' equity beginning of period .......         80,471,309          55,629,567     2,718,198,740       2,596,523,771
                                                      ----------------          ----------     -------------       -------------
Contract owners' equity end of period .............   $     87,553,377          80,471,309     2,432,567,707       2,718,198,740
                                                      ================          ==========     =============       =============

                                                                      FidVIPGr                              FidVIPHI
                                                        -----------------------------------      --------------------------------
                                                             1999                  1998              1999                1998
                                                        -------------       ---------------      -------------       ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         5,073,051          10,166,752          69,916,879          62,256,993
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................       (28,030,230)        (20,216,127)         (4,316,966)         (5,314,746)
       BOA Vision .................................       (15,387,759)        (10,214,372)         (5,133,252)         (5,818,593)
       BOA Enterprise .............................           (25,431)            (14,330)             (4,126)             (5,086)
                                                        -------------       -------------         -----------         -----------
     Net investment activity ......................       (38,370,369)        (20,278,077)         60,462,535          51,118,568
                                                        -------------       -------------         -----------         -----------

  Proceeds from mutual fund shares sold ...........       852,659,180         582,531,833         496,639,090         423,878,325
  Cost of mutual fund shares sold .................      (546,357,146)       (421,522,045)       (562,909,611)       (424,592,843)
                                                        -------------       -------------         -----------         -----------
     Realized gain (loss) on investments ..........       306,302,034         161,009,788         (66,270,521)           (714,518)
  Change in unrealized gain (loss) on investments .       422,649,010         330,693,565          53,535,570        (127,578,300)
                                                        -------------       -------------         -----------         -----------
     Net gain (loss) on investments ...............       728,951,044         491,703,353         (12,734,951)       (128,292,818)
                                                        -------------       -------------         -----------         -----------
  Reinvested capital gains ........................       318,968,052         265,940,840           2,613,715          39,559,131
                                                        -------------       -------------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     1,009,548,727         737,366,116          50,341,299         (37,615,119)
                                                        -------------       -------------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       192,599,641         181,501,856          35,505,524          84,716,749
  Transfers between funds .........................       287,973,979          58,879,586        (102,694,090)        (63,945,106)
  Redemptions .....................................      (404,893,606)       (194,431,314)        (90,093,350)        (79,994,258)
  Annuity benefits ................................          (529,423)           (254,430)            (76,714)            (64,108)
  Annual contract maintenance charge (note 2) .....        (1,369,566)         (1,169,401)           (206,545)           (250,706)
  Contingent deferred sales charges (note 2) ......        (4,094,967)         (2,499,712)         (1,174,747)           (968,813)
  Adjustments to maintain reserves ................           525,987             (85,859)             42,255              34,738
                                                        -------------       -------------         -----------         -----------
       Net equity transactions ....................        70,212,045          41,940,726        (158,697,667)        (60,471,504)
                                                        -------------       -------------         -----------         -----------

Net change in contract owners' equity .............     1,079,760,772         779,306,842        (108,356,368)        (98,086,623)
Contract owners' equity beginning of period .......     2,774,103,603       1,994,796,761         729,750,831         827,837,454
                                                        -------------       -------------         -----------         -----------
Contract owners' equity end of period .............     3,853,864,375       2,774,103,603         621,394,463         729,750,831
                                                        =============       =============         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                       FidVIPOv                             FidVIPAM
                                                       -----------------------------------      --------------------------------
                                                             1999                1998               1999                1998
                                                       ---------------       -------------      ------------        ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      8,607,336          11,424,188        37,279,047          34,225,218
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (5,467,394)         (5,767,471)      (10,182,511)        (10,568,738)
       BOA Vision .................................         (2,354,358)         (2,267,521)       (4,364,687)         (4,231,809)
       BOA Enterprise .............................               (732)               (762)           (3,508)             (2,407)
                                                      ----------------         -----------     -------------       -------------
     Net investment activity ......................            784,852           3,388,434        22,728,341          19,422,264
                                                      ----------------         -----------     -------------       -------------

  Proceeds from mutual fund shares sold ...........      1,023,966,842         448,515,931       194,447,515         111,473,351
  Cost of mutual fund shares sold .................       (935,496,853)       (408,495,774)     (161,974,315)        (90,494,053)
                                                      ----------------         -----------     -------------       -------------
     Realized gain (loss) on investments ..........         88,469,989          40,020,157        32,473,200          20,979,298
  Change in unrealized gain (loss) on investments .        113,547,668         (11,007,004)       (3,889,803)         (3,096,910)
                                                      ----------------         -----------     -------------       -------------
     Net gain (loss) on investments ...............        202,017,657          29,013,153        28,583,397          17,882,388
                                                      ----------------         -----------     -------------       -------------
  Reinvested capital gains ........................         13,882,800          33,671,290        47,220,126         102,675,653
                                                      ----------------         -----------     -------------       -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        216,685,309          66,072,877        98,531,864         139,980,305
                                                      ----------------         -----------     -------------       -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         24,533,268          35,783,097        52,275,799          83,198,673
  Transfers between funds .........................        (42,115,481)        (47,526,193)      (73,018,699)        (45,694,699)
  Redemptions .....................................        (74,075,264)        (59,779,420)     (150,918,856)       (117,229,468)
  Annuity benefits ................................           (144,693)           (122,919)         (255,336)           (210,178)
  Annual contract maintenance charge (note 2) .....           (271,726)           (315,146)         (524,651)           (577,324)
  Contingent deferred sales charges (note 2) ......           (696,469)           (694,542)       (1,398,199)         (1,488,964)
  Adjustments to maintain reserves ................            (24,739)             (2,419)          (97,914)            (21,188)
                                                      ----------------         -----------     -------------       -------------
       Net equity transactions ....................        (92,795,104)        (72,657,542)     (173,937,856)        (82,023,148)
                                                      ----------------         -----------     -------------       -------------

Net change in contract owners' equity .............        123,890,205          (6,584,665)      (75,405,992)         57,957,157
Contract owners' equity beginning of period .......        578,773,393         585,358,058     1,138,558,288       1,080,601,131
                                                      ----------------         -----------     -------------       -------------
Contract owners' equity end of period .............   $    702,663,598         578,773,393     1,063,152,296       1,138,558,288
                                                      ================         ===========     =============       =============

                                                                  FidVIPCon                               FidVIPGrOp
                                                      ----------------------------------        --------------------------------
                                                           1999                1998                1999                  1998
                                                      -------------         ------------        -----------         ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       6,098,599           6,336,699           1,703,363             757,412
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (8,351,102)         (6,038,275)         (1,031,792)           (623,486)
       BOA Vision .................................     (10,086,258)         (7,641,255)         (1,475,219)           (837,609)
       BOA Enterprise .............................          (8,285)             (5,816)             (1,798)             (1,084)
                                                      -------------       -------------         -----------         -----------
     Net investment activity ......................     (12,347,046)         (7,348,647)           (805,446)           (704,767)
                                                      -------------       -------------         -----------         -----------

  Proceeds from mutual fund shares sold ...........     241,199,932         156,614,980          73,752,840          46,907,717
  Cost of mutual fund shares sold .................    (138,225,602)       (103,037,324)        (64,334,468)        (43,276,275)
                                                      -------------       -------------         -----------         -----------
     Realized gain (loss) on investments ..........     102,974,330          53,577,656           9,418,372           3,631,442
  Change in unrealized gain (loss) on investments .     146,364,701         165,270,018          (6,734,513)         17,973,839
                                                      -------------       -------------         -----------         -----------
     Net gain (loss) on investments ...............     249,339,031         218,847,674           2,683,859          21,605,281
                                                      -------------       -------------         -----------         -----------
  Reinvested capital gains ........................      44,723,057          46,619,997           3,184,549           2,632,909
                                                      -------------       -------------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     281,715,042         258,119,024           5,062,962          23,533,423
                                                      -------------       -------------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     103,519,454         117,785,191          26,824,322          34,421,791
  Transfers between funds .........................      42,356,473          21,712,329          11,054,415          61,633,353
  Redemptions .....................................    (122,041,395)        (69,506,982)        (17,960,167)         (8,308,180)
  Annuity benefits ................................        (168,876)            (85,161)                (80)             (8,900)
  Annual contract maintenance charge (note 2) .....        (454,566)           (362,629)            (54,925)            (28,889)
  Contingent deferred sales charges (note 2) ......      (1,734,705)         (1,098,841)           (249,977)            (90,979)
  Adjustments to maintain reserves ................          86,354            (190,380)             31,463              20,282
                                                      -------------       -------------         -----------         -----------
       Net equity transactions ....................      21,562,739          68,253,527          19,645,051          87,638,478
                                                      -------------       -------------         -----------         -----------

Net change in contract owners' equity .............     303,277,781         326,372,551          24,708,013         111,171,901
Contract owners' equity beginning of period .......   1,224,548,927         898,176,376         158,829,125          47,657,224
                                                      -------------       -------------         -----------         -----------
Contract owners' equity end of period .............   1,527,826,708       1,224,548,927         183,537,138         158,829,125
                                                      =============       =============         ===========         ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        MSEmMkt                               NSATCapAp
                                                       ------------------------------------       --------------------------------
                                                             1999                 1998                1999                1998
                                                       ---------------        -------------       -------------       ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      1,115,328             896,541           3,931,360           4,224,848
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................            (63,720)            (58,296)         (4,673,658)         (3,700,716)
       BOA Vision .................................            (64,832)            (62,351)         (3,991,780)         (3,266,685)
       BOA Enterprise .............................                (12)               (123)            (36,891)            (21,628)
                                                      ----------------           ---------         -----------         -----------
     Net investment activity ......................            986,764             775,771          (4,770,969)         (2,764,181)
                                                      ----------------           ---------         -----------         -----------

  Proceeds from mutual fund shares sold ...........         45,299,165          34,386,517         233,986,467         133,708,074
  Cost of mutual fund shares sold .................        (44,338,363)        (37,579,962)       (165,049,540)        (90,629,019)
                                                      ----------------           ---------         -----------         -----------
     Realized gain (loss) on investments ..........            960,802          (3,193,445)         68,936,927          43,079,055
  Change in unrealized gain (loss) on investments .            377,131            (588,871)        (84,072,383)         63,140,856
                                                      ----------------           ---------         -----------         -----------
     Net gain (loss) on investments ...............          1,337,933          (3,782,316)        (15,135,456)        106,219,911
                                                      ----------------           ---------         -----------         -----------
  Reinvested capital gains ........................               --                  --            37,362,531          19,370,613
                                                      ----------------           ---------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          2,324,697          (3,006,545)         17,456,106         122,826,343
                                                      ----------------           ---------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            726,818           1,603,596          55,980,590          79,993,702
  Transfers between funds .........................         (1,247,781)          2,595,520        (141,379,849)        176,934,765
  Redemptions .....................................           (981,714)           (600,107)        (67,256,237)        (44,265,008)
  Annuity benefits ................................               --                  --               (47,322)             (8,859)
  Annual contract maintenance charge (note 2) .....             (3,172)             (2,449)           (268,219)           (187,439)
  Contingent deferred sales charges (note 2) ......            (14,051)             (8,579)           (900,522)           (603,195)
  Adjustments to maintain reserves ................                120               3,560              85,260              31,933
                                                      ----------------           ---------         -----------         -----------
       Net equity transactions ....................         (1,519,780)          3,591,541        (153,786,299)        211,895,899
                                                      ----------------           ---------         -----------         -----------

Net change in contract owners' equity .............            804,917             584,996        (136,330,193)        334,722,242
Contract owners' equity beginning of period .......          8,731,806           8,146,810         698,327,731         363,605,489
                                                      ----------------           ---------         -----------         -----------
Contract owners' equity end of period .............   $      9,536,723           8,731,806         561,997,538         698,327,731
                                                      ================           =========         ===========         ===========


                                                                   NSATGvtBd                              NSATMyMkt
                                                      ----------------------------------      ----------------------------------
                                                          1999                  1998              1999                1998
                                                      -------------       --------------      -------------      ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      21,528,908          20,283,271          55,163,202          49,803,790
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (3,133,918)         (3,112,323)         (8,376,797)         (7,311,860)
       BOA Vision .................................      (2,334,737)         (1,819,228)         (7,343,223)         (5,795,865)
       BOA Enterprise .............................          (6,773)             (4,150)            (18,398)             (7,805)
                                                        -----------         -----------       -------------         -----------
     Net investment activity ......................      16,053,480          15,347,570          39,424,784          36,688,260
                                                        -----------         -----------       -------------         -----------

  Proceeds from mutual fund shares sold ...........     152,880,585         207,789,615       3,925,072,177       3,220,375,906
  Cost of mutual fund shares sold .................    (154,445,541)       (193,984,368)     (3,925,072,178)     (3,220,375,906)
                                                        -----------         -----------       -------------         -----------
     Realized gain (loss) on investments ..........      (1,564,956)         13,805,247                  (1)               --
  Change in unrealized gain (loss) on investments .     (30,662,357)         (6,851,480)               --                  --
                                                        -----------         -----------       -------------         -----------
     Net gain (loss) on investments ...............     (32,227,313)          6,953,767                  (1)               --
                                                        -----------         -----------       -------------         -----------
  Reinvested capital gains ........................         692,643           2,132,513                --                  --
                                                        -----------         -----------       -------------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     (15,481,190)         24,433,850          39,424,783          36,688,260
                                                        -----------         -----------       -------------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      38,828,964          39,548,416         163,808,405         264,092,504
  Transfers between funds .........................     (43,986,399)        121,987,540         528,119,178          69,584,573
  Redemptions .....................................     (61,218,569)        (43,099,055)       (397,696,244)       (235,028,324)
  Annuity benefits ................................         (54,129)            (24,316)            (25,861)            (33,165)
  Annual contract maintenance charge (note 2) .....        (155,958)           (162,551)           (379,402)           (329,944)
  Contingent deferred sales charges (note 2) ......        (580,850)           (471,441)         (5,693,000)         (3,229,365)
  Adjustments to maintain reserves ................          (6,144)            (20,225)            187,648             124,919
                                                        -----------         -----------       -------------         -----------
       Net equity transactions ....................     (67,173,085)        117,758,368         288,320,724          95,181,198
                                                        -----------         -----------       -------------         -----------

Net change in contract owners' equity .............     (82,654,275)        142,192,218         327,745,507         131,869,458
Contract owners' equity beginning of period .......     441,874,130         299,681,912         971,315,955         839,446,497
                                                        -----------         -----------       -------------         -----------
Contract owners' equity end of period .............     359,219,855         441,874,130       1,299,061,462         971,315,955
                                                        ===========         ===========       =============         ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                    NSATSmCapV                           NSATSmCo
                                                    -------------------------------------    ---------------------------------
                                                           1999                1998              1999                 1998
                                                    ----------------      ---------------    -------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $         --                  --                --                  --
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................        (290,153)            (31,885)       (1,517,642)         (1,700,513)
       BOA Vision .................................        (268,350)            (35,054)       (1,856,910)         (2,059,122)
       BOA Enterprise .............................            (623)                (83)           (7,577)             (8,482)
                                                     --------------          ----------       -----------         -----------
     Net investment activity ......................        (559,126)            (67,022)       (3,382,129)         (3,768,117)
                                                     --------------          ----------       -----------         -----------

  Proceeds from mutual fund shares sold ...........     155,811,318          43,832,595       244,386,183         261,860,480
  Cost of mutual fund shares sold .................    (152,202,720)        (42,411,426)     (229,277,666)       (254,018,492)
                                                     --------------          ----------       -----------         -----------
     Realized gain (loss) on investments ..........       3,608,598           1,421,169        15,108,517           7,841,988
  Change in unrealized gain (loss) on investments .      (3,160,159)            575,447        67,364,769          (2,212,959)
                                                     --------------          ----------       -----------         -----------
     Net gain (loss) on investments ...............         448,439           1,996,616        82,473,286           5,629,029
                                                     --------------          ----------       -----------         -----------
  Reinvested capital gains ........................       7,696,539                --          12,517,580                --
                                                     --------------          ----------       -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       7,585,852           1,929,594        91,608,737           1,860,912
                                                     --------------          ----------       -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       3,297,722             859,632        17,388,922          36,933,858
  Transfers between funds .........................      33,216,028          11,542,676       (41,108,002)        (26,891,714)
  Redemptions .....................................      (5,913,163)           (691,704)      (26,263,962)        (20,592,877)
  Annuity benefits ................................            --                  --             (34,022)            (24,125)
  Annual contract maintenance charge (note 2) .....         (10,940)             (1,173)          (98,855)           (105,259)
  Contingent deferred sales charges (note 2) ......         (83,345)             (8,593)         (353,868)           (293,623)
  Adjustments to maintain reserves ................             149                  87             3,543             (19,321)
                                                     --------------          ----------       -----------         -----------
       Net equity transactions ....................      30,506,451          11,700,925       (50,466,244)        (10,993,061)
                                                     --------------          ----------       -----------         -----------

Net change in contract owners' equity .............      38,092,303          13,630,519        41,142,493          (9,132,149)
Contract owners' equity beginning of period .......      13,630,519                --         281,418,074         290,550,223
                                                     --------------          ----------       -----------         -----------
Contract owners' equity end of period .............  $   51,722,822          13,630,519       322,560,567         281,418,074
                                                     ==============          ==========       ===========         ===========

                                                                      NSATTotRe                                NBAMTGro
                                                        ---------------------------------      ------------------------------------
                                                              1999               1998                1999                1998
                                                        --------------      -------------      ---------------     ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         7,868,622          12,035,844                --                  --
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................        (9,209,895)         (8,914,235)         (4,216,248)         (4,492,337)
       BOA Vision .................................        (7,172,161)         (6,595,435)         (1,483,794)         (1,605,250)
       BOA Enterprise .............................           (56,882)            (44,307)             (2,934)             (2,546)
                                                        -------------       -------------         -----------         -----------
     Net investment activity ......................        (8,570,316)         (3,518,133)         (5,702,976)         (6,100,133)
                                                        -------------       -------------         -----------         -----------

  Proceeds from mutual fund shares sold ...........       218,186,595          98,753,814         291,447,611         232,023,189
  Cost of mutual fund shares sold .................      (115,795,523)        (54,160,507)       (300,669,747)       (234,618,122)
                                                        -------------       -------------         -----------         -----------
     Realized gain (loss) on investments ..........       102,391,072          44,593,307          (9,222,136)         (2,594,933)
  Change in unrealized gain (loss) on investments .       (71,821,569)         82,128,581         174,435,551         (55,314,235)
                                                        -------------       -------------         -----------         -----------
     Net gain (loss) on investments ...............        30,569,503         126,721,888         165,213,415         (57,909,168)
                                                        -------------       -------------         -----------         -----------
  Reinvested capital gains ........................        43,408,692          48,037,783          23,683,476         124,274,598
                                                        -------------       -------------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        65,407,879         171,241,538         183,193,915          60,265,297
                                                        -------------       -------------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        83,859,132         144,141,140          17,172,088          28,776,863
  Transfers between funds .........................       (90,426,844)        (18,161,876)        (33,256,054)        (34,982,287)
  Redemptions .....................................      (124,297,518)        (98,751,498)        (59,895,170)        (46,230,014)
  Annuity benefits ................................          (252,159)           (194,097)           (104,449)            (83,808)
  Annual contract maintenance charge (note 2) .....          (572,602)           (517,264)           (225,587)           (257,911)
  Contingent deferred sales charges (note 2) ......        (1,497,675)         (1,246,430)           (514,810)           (499,129)
  Adjustments to maintain reserves ................            46,343              49,874              16,613             (42,003)
                                                        -------------       -------------         -----------         -----------
       Net equity transactions ....................      (133,141,323)         25,319,849         (76,807,369)        (53,318,289)
                                                        -------------       -------------         -----------         -----------

Net change in contract owners' equity .............       (67,733,444)        196,561,387         106,386,546           6,947,008
Contract owners' equity beginning of period .......     1,231,708,938       1,035,147,551         484,441,048         477,494,040
                                                        -------------       -------------         -----------         -----------
Contract owners' equity end of period .............     1,163,975,494       1,231,708,938         590,827,594         484,441,048
                                                        =============       =============         ===========         ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        NBAMTGuard                              NBAMTLMat
                                                       -------------------------------------      --------------------------------
                                                               1999                1998                1999                1998
                                                       ---------------      ----------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        165,509                --             9,460,320          11,658,274
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................           (317,782)           (101,891)         (1,237,911)         (1,461,067)
       BOA Vision .................................           (390,204)           (175,876)           (878,556)         (1,044,829)
       BOA Enterprise .............................             (1,086)               (340)               (700)               (942)
                                                      ----------------          ----------         -----------         -----------
     Net investment activity ......................           (543,563)           (278,107)          7,343,153           9,151,436
                                                      ----------------          ----------         -----------         -----------

  Proceeds from mutual fund shares sold ...........         38,047,247          27,174,222          51,883,477          67,231,619
  Cost of mutual fund shares sold .................        (34,135,139)        (30,893,655)        (53,710,296)        (69,328,641)
                                                      ----------------          ----------         -----------         -----------
     Realized gain (loss) on investments ..........          3,912,108          (3,719,433)         (1,826,819)         (2,097,022)
  Change in unrealized gain (loss) on investments .          1,558,246           1,222,564          (5,412,296)         (1,610,865)
                                                      ----------------          ----------         -----------         -----------
     Net gain (loss) on investments ...............          5,470,354          (2,496,869)         (7,239,115)         (3,707,887)
                                                      ----------------          ----------         -----------         -----------
  Reinvested capital gains ........................               --                  --                  --                  --
                                                      ----------------          ----------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          4,926,791          (2,774,976)            104,038           5,443,549
                                                      ----------------          ----------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          6,652,796           2,669,820           9,041,909          23,144,819
  Transfers between funds .........................          7,127,420          40,976,322         (23,713,726)        (13,621,857)
  Redemptions .....................................         (8,699,070)         (2,970,574)        (23,363,372)        (24,447,184)
  Annuity benefits ................................               --                  --               (49,054)            (19,554)
  Annual contract maintenance charge (note 2) .....            (14,896)             (4,885)            (52,172)            (61,292)
  Contingent deferred sales charges (note 2) ......           (115,042)            (35,504)           (212,723)           (209,330)
  Adjustments to maintain reserves ................                183                (191)             (6,783)              5,646
                                                      ----------------          ----------         -----------         -----------
       Net equity transactions ....................          4,951,391          40,634,988         (38,355,921)        (15,208,752)
                                                      ----------------          ----------         -----------         -----------

Net change in contract owners' equity .............          9,878,182          37,860,012         (38,251,883)         (9,765,203)
Contract owners' equity beginning of period .......         37,860,012                --           178,684,975         188,450,178
                                                      ----------------          ----------         -----------         -----------
Contract owners' equity end of period .............   $     47,738,194          37,860,012         140,433,092         178,684,975
                                                      ================          ==========         ===========         ===========

                                                                NBAMTPart                                 OppBdFd
                                                      ----------------------------------       ---------------------------------
                                                           1999               1998                 1999               1998
                                                      -------------       --------------       -------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       7,337,748           3,116,604          15,414,869           4,888,363
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (3,341,574)         (4,534,910)         (1,934,416)         (1,946,480)
       BOA Vision .................................      (4,626,485)         (5,859,017)         (2,370,252)         (2,306,525)
       BOA Enterprise .............................          (7,538)             (9,661)             (3,480)             (2,200)
                                                        -----------         -----------         -----------         -----------
     Net investment activity ......................        (637,849)         (7,286,984)         11,106,721             633,158
                                                        -----------         -----------         -----------         -----------

  Proceeds from mutual fund shares sold ...........     239,904,147         323,653,191          76,868,485          72,961,916
  Cost of mutual fund shares sold .................    (222,571,480)       (285,611,423)        (76,262,770)        (68,091,867)
                                                        -----------         -----------         -----------         -----------
     Realized gain (loss) on investments ..........      17,332,667          38,041,768             605,715           4,870,049
  Change in unrealized gain (loss) on investments .       4,613,141        (112,673,667)        (22,578,962)          6,100,995
                                                        -----------         -----------         -----------         -----------
     Net gain (loss) on investments ...............      21,945,808         (74,631,899)        (21,973,247)         10,971,044
                                                        -----------         -----------         -----------         -----------
  Reinvested capital gains ........................      12,761,301          98,173,016           1,480,371           4,423,968
                                                        -----------         -----------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      34,069,260          16,254,133          (9,386,155)         16,028,170
                                                        -----------         -----------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      35,843,727         106,356,098          22,252,034          38,178,922
  Transfers between funds .........................    (159,119,927)       (179,019,279)        (24,451,635)         20,835,559
  Redemptions .....................................     (53,932,839)        (54,732,674)        (37,766,569)        (27,001,741)
  Annuity benefits ................................         (28,192)            (14,950)            (54,720)            (62,643)
  Annual contract maintenance charge (note 2) .....        (212,817)           (238,809)            (93,232)            (96,177)
  Contingent deferred sales charges (note 2) ......        (793,907)           (785,338)           (487,790)           (362,728)
  Adjustments to maintain reserves ................          (6,839)               (732)            (50,476)              1,178
                                                        -----------         -----------         -----------         -----------
       Net equity transactions ....................    (178,250,794)       (128,435,684)        (40,652,388)         31,492,370
                                                        -----------         -----------         -----------         -----------

Net change in contract owners' equity .............    (144,181,534)       (112,181,551)        (50,038,543)         47,520,540
Contract owners' equity beginning of period .......     665,008,012         777,189,563         338,486,831         290,966,291
                                                        -----------         -----------         -----------         -----------
Contract owners' equity end of period .............     520,826,478         665,008,012         288,448,288         338,486,831
                                                        ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                         OppGISec                           OppGro
                                                       ------------------------------------     -------------------------------
                                                              1999                 1998                1999            1998
                                                       ---------------       --------------     --------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      6,228,265          10,856,886             374,223         188,351
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (3,866,796)         (3,496,341)           (966,386)       (275,168)
       BOA Vision .................................         (4,038,563)         (3,604,162)           (879,203)       (239,248)
       BOA Enterprise .............................             (2,009)             (1,733)             (2,309)           (731)
                                                      ----------------         -----------         -----------      ----------
     Net investment activity ......................         (1,679,103)          3,754,650          (1,473,675)       (326,796)
                                                      ----------------         -----------         -----------      ----------

  Proceeds from mutual fund shares sold ...........        230,947,138         125,576,767         109,609,431      17,011,520
  Cost of mutual fund shares sold .................       (158,158,040)        (88,844,140)        (95,003,738)    (17,085,617)
                                                      ----------------         -----------         -----------      ----------
     Realized gain (loss) on investments ..........         72,789,098          36,732,627          14,605,693         (74,097)
  Change in unrealized gain (loss) on investments .        197,811,280         (21,261,831)         33,668,784       6,064,468
                                                      ----------------         -----------         -----------      ----------
     Net gain (loss) on investments ...............        270,600,378          15,470,796          48,274,477       5,990,371
                                                      ----------------         -----------         -----------      ----------
  Reinvested capital gains ........................         17,453,216          40,867,407           4,110,735       2,272,563
                                                      ----------------         -----------         -----------      ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        286,374,491          60,092,853          50,911,537       7,936,138
                                                      ----------------         -----------         -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         30,974,273          51,559,320          19,405,784      16,030,396
  Transfers between funds .........................         13,489,169         (20,304,286)         93,474,901      26,102,066
  Redemptions .....................................        (58,376,318)        (37,751,898)        (18,328,101)     (2,687,765)
  Annuity benefits ................................            (66,897)            (42,320)             (9,494)         (3,335)
  Annual contract maintenance charge (note 2) .....           (194,429)           (192,525)            (53,674)        (13,027)
  Contingent deferred sales charges (note 2) ......           (756,679)           (520,846)           (198,997)        (30,325)
  Adjustments to maintain reserves ................            118,199             (20,237)             (4,108)         31,362
                                                      ----------------         -----------         -----------      ----------
       Net equity transactions ....................        (14,812,682)         (7,272,792)         94,286,311      39,429,372
                                                      ----------------         -----------         -----------      ----------

Net change in contract owners' equity .............        271,561,809          52,820,061         145,197,848      47,365,510
Contract owners' equity beginning of period .......        542,142,739         489,322,678          63,555,624      16,190,114
                                                      ----------------         -----------         -----------      ----------
Contract owners' equity end of period .............   $    813,704,548         542,142,739         208,753,472      63,555,624
                                                      ================         ===========         ===========      ==========

                                                                      OppMult                              StOpp2
                                                       ----------------------------------       ---------------------------------
                                                             1999                 1998               1999                1998
                                                       -------------         ------------       -------------      --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       10,981,914           3,212,145                --             1,848,130
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................       (2,175,410)         (2,450,308)         (7,048,982)         (6,768,918)
       BOA Vision .................................       (2,039,541)         (2,206,025)         (4,034,285)         (3,890,877)
       BOA Enterprise .............................           (2,810)             (2,886)             (5,749)             (5,469)
                                                         -----------         -----------         -----------         -----------
     Net investment activity ......................        6,764,153          (1,447,074)        (11,089,016)         (8,817,134)
                                                         -----------         -----------         -----------         -----------

  Proceeds from mutual fund shares sold ...........       69,845,512          41,801,113         228,074,545         193,720,998
  Cost of mutual fund shares sold .................      (56,383,590)        (33,330,835)       (174,655,731)       (137,667,518)
                                                         -----------         -----------         -----------         -----------
     Realized gain (loss) on investments ..........       13,461,922           8,470,278          53,418,814          56,053,480
  Change in unrealized gain (loss) on investments .       (5,740,060)         (9,193,583)        109,728,017         (62,980,528)
                                                         -----------         -----------         -----------         -----------
     Net gain (loss) on investments ...............        7,721,862            (723,305)        163,146,831          (6,927,048)
                                                         -----------         -----------         -----------         -----------
  Reinvested capital gains ........................       15,885,380          18,630,439          85,940,550         101,358,207
                                                         -----------         -----------         -----------         -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       30,371,395          16,460,060         237,998,365          85,614,025
                                                         -----------         -----------         -----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       15,845,234          36,934,558          37,535,540          61,374,281
  Transfers between funds .........................      (42,513,072)        (27,844,235)        (45,347,859)        (62,713,711)
  Redemptions .....................................      (36,045,246)        (33,380,272)        (94,240,143)        (60,899,142)
  Annuity benefits ................................          (60,336)            (41,603)            (65,711)            (63,802)
  Annual contract maintenance charge (note 2) .....         (123,285)           (137,253)           (342,464)           (360,713)
  Contingent deferred sales charges (note 2) ......         (375,497)           (425,530)         (1,055,468)           (814,460)
  Adjustments to maintain reserves ................            3,973             (12,023)             13,722               3,809
                                                         -----------         -----------         -----------         -----------
       Net equity transactions ....................      (63,268,229)        (24,906,358)       (103,502,383)        (63,473,738)
                                                         -----------         -----------         -----------         -----------

Net change in contract owners' equity .............      (32,896,834)         (8,446,298)        134,495,982          22,140,287
Contract owners' equity beginning of period .......      332,525,906         340,972,204         786,368,057         764,227,770
                                                         -----------         -----------         -----------         -----------
Contract owners' equity end of period .............      299,629,072         332,525,906         920,864,039         786,368,057
                                                         ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        StDisc2                                 StIntStk2
                                                       ------------------------------------      ---------------------------------
                                                               1999               1998                  1999                 1998
                                                       ----------------      --------------      ---------------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $           --                  --               138,546             531,928
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (1,105,188)         (1,451,734)           (274,456)           (263,007)
       BOA Vision .................................           (708,796)           (935,260)           (343,406)           (348,046)
       BOA Enterprise .............................               (374)               (477)               (460)               (326)
                                                      ----------------    ----------------    ----------------    ----------------
     Net investment activity ......................         (1,814,358)         (2,387,471)           (479,776)            (79,451)
                                                      ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ...........         77,903,728          81,516,149         145,476,420          52,143,627
  Cost of mutual fund shares sold .................        (83,032,990)        (73,384,284)       (130,387,481)        (61,140,929)
                                                      ----------------    ----------------    ----------------    ----------------
     Realized gain (loss) on investments ..........         (5,129,262)          8,131,865          15,088,939          (8,997,302)
  Change in unrealized gain (loss) on investments .        (13,708,257)          1,124,195          25,244,195           6,694,716
                                                      ----------------    ----------------    ----------------    ----------------
     Net gain (loss) on investments ...............        (18,837,519)          9,256,060          40,333,134          (2,302,586)
                                                      ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ........................         20,481,549           2,856,579                --                  --
                                                      ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           (170,328)          9,725,168          39,853,358          (2,382,037)
                                                      ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          7,639,379          13,493,166           2,463,219           4,412,210
  Transfers between funds .........................        (30,800,199)        (28,949,271)         25,990,469         (10,811,583)
  Redemptions .....................................        (16,279,030)        (14,296,989)         (5,279,553)         (3,576,372)
  Annuity benefits ................................            (11,538)            (10,191)             (5,184)             (4,776)
  Annual contract maintenance charge (note 2) .....            (69,659)            (92,275)            (16,210)            (17,559)
  Contingent deferred sales charges (note 2) ......           (220,909)           (225,995)            (74,931)            (55,830)
  Adjustments to maintain reserves ................                 (8)            (15,647)              3,770              (5,143)
                                                      ----------------    ----------------    ----------------    ----------------
       Net equity transactions ....................        (39,741,964)        (30,097,202)         23,081,580         (10,059,053)
                                                      ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............        (39,912,292)        (20,372,034)         62,934,938         (12,441,090)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........        174,894,389         195,266,423          37,277,231          49,718,321
                                                      ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $    134,982,097         174,894,389         100,212,169          37,277,231
                                                      ================    ================    ================    ================

                                                                      VEWrldBd                               VEWrldEMkt
                                                           -------------------------------       ---------------------------------
                                                               1999                1998               1999                1998
                                                           ------------        -----------       -------------         -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          3,808,176             874,183                --               606,759
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................           (619,697)           (780,003)           (561,374)           (339,625)
       BOA Vision .................................           (479,059)           (569,654)           (476,399)           (355,352)
       BOA Enterprise .............................               (161)               (230)             (1,380)               (728)
                                                      ----------------    ----------------    ----------------    ----------------
     Net investment activity ......................          2,709,259            (475,704)         (1,039,153)            (88,946)
                                                      ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ...........         76,447,420          69,501,826         215,014,766          93,885,231
  Cost of mutual fund shares sold .................        (78,440,054)        (64,533,774)       (184,370,544)       (142,305,956)
                                                      ----------------    ----------------    ----------------    ----------------
     Realized gain (loss) on investments ..........         (1,992,634)          4,968,052          30,644,222         (48,420,725)
  Change in unrealized gain (loss) on investments .        (10,749,478)          6,347,948          31,567,954          27,275,773
                                                      ----------------    ----------------    ----------------    ----------------
     Net gain (loss) on investments ...............        (12,742,112)         11,316,000          62,212,176         (21,144,952)
                                                      ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ........................          1,701,526                --                  --               539,341
                                                      ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (8,331,327)         10,840,296          61,173,023         (20,694,557)
                                                      ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          3,783,861           5,953,441           4,868,337           8,718,923
  Transfers between funds .........................        (14,694,471)         (2,334,954)         62,522,529         (25,081,916)
  Redemptions .....................................        (13,131,006)        (12,034,561)        (11,272,856)         (5,537,310)
  Annuity benefits ................................            (15,952)            (11,719)             (2,076)             (2,591)
  Annual contract maintenance charge (note 2) .....            (32,133)            (39,304)            (30,204)            (24,163)
  Contingent deferred sales charges (note 2) ......           (134,638)           (134,345)           (126,235)            (76,401)
  Adjustments to maintain reserves ................             (1,769)            (57,710)             56,153             (41,405)
                                                      ----------------    ----------------    ----------------    ----------------
       Net equity transactions ....................        (24,226,108)         (8,659,152)         56,015,648         (22,044,863)
                                                      ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............        (32,557,435)          2,181,144         117,188,671         (42,739,420)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........         99,446,008          97,264,864          35,036,893          77,776,313
                                                      ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............         66,888,573          99,446,008         152,225,564          35,036,893
                                                      ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                      VEWrldHAs                                MSRESec
                                                        ------------------------------------      --------------------------------
                                                               1999               1998                1999                1998
                                                        ---------------      ---------------      ------------         -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        987,982             711,661           8,729,269             393,097
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................           (594,433)           (800,231)           (774,460)         (1,314,258)
       BOA Vision .................................           (342,876)           (438,740)           (936,460)         (1,509,947)
       BOA Enterprise .............................               (792)               (892)             (1,814)             (2,421)
                                                      ----------------    ----------------    ----------------    ----------------
     Net investment activity ......................             49,881            (528,202)          7,016,535          (2,433,529)
                                                      ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ...........        144,918,510         110,716,383          82,657,939         109,606,337
  Cost of mutual fund shares sold .................       (146,155,124)       (157,079,801)       (100,253,658)       (107,603,836)
                                                      ----------------    ----------------    ----------------    ----------------
     Realized gain (loss) on investments ..........         (1,236,614)        (46,363,418)        (17,595,719)          2,002,501
  Change in unrealized gain (loss) on investments .         12,197,845          (5,019,280)          4,955,891         (34,053,106)
                                                      ----------------    ----------------    ----------------    ----------------
     Net gain (loss) on investments ...............         10,961,231         (51,382,698)        (12,639,828)        (32,050,605)
                                                      ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ........................               --            17,475,241                --             3,868,070
                                                      ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         11,011,112         (34,435,659)         (5,623,293)        (30,616,064)
                                                      ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          3,038,705           6,023,164           6,177,588          22,405,804
  Transfers between funds .........................         (3,908,212)        (25,954,967)        (45,033,593)        (84,189,451)
  Redemptions .....................................        (10,586,825)         (8,770,856)        (13,814,114)        (16,396,178)
  Annuity benefits ................................             (9,477)             (8,819)             (6,095)            (23,453)
  Annual contract maintenance charge (note 2) .....            (38,579)            (51,034)            (43,795)            (65,816)
  Contingent deferred sales charges (note 2) ......           (130,954)           (112,511)           (188,244)           (213,235)
  Adjustments to maintain reserves ................              5,697             (61,663)            (65,345)            (13,239)
                                                      ----------------    ----------------    ----------------    ----------------
       Net equity transactions ....................        (11,629,645)        (28,936,686)        (52,973,598)        (78,495,568)
                                                      ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............           (618,533)        (63,372,345)        (58,596,891)       (109,111,632)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........         63,818,047         127,190,392         159,566,073         268,677,705
                                                      ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $     63,199,514          63,818,047         100,969,182         159,566,073
                                                      ================    ================    ================    ================

                                                                     WPIntEq                                WPPVenCap
                                                      ----------------------------------        ---------------------------------
                                                           1999                 1998                 1999                1998
                                                      --------------        ------------        -------------       --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          2,495,376           1,248,393                --                  --
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................         (1,261,922)         (1,543,369)           (169,484)           (124,501)
       BOA Vision .................................         (1,728,970)         (2,099,581)           (191,698)           (121,909)
       BOA Enterprise .............................               (687)             (1,148)               (371)               (383)
                                                      ----------------    ----------------    ----------------    ----------------
     Net investment activity ......................           (496,203)         (2,395,705)           (361,553)           (246,793)
                                                      ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ...........        219,304,970         175,012,080          69,208,671          41,505,314
  Cost of mutual fund shares sold .................       (212,188,702)       (175,381,602)        (64,722,902)        (41,036,519)
                                                      ----------------    ----------------    ----------------    ----------------
     Realized gain (loss) on investments ..........          7,116,268            (369,522)          4,485,769             468,795
  Change in unrealized gain (loss) on investments .         92,169,127          16,362,407          11,911,468             652,131
                                                      ----------------    ----------------    ----------------    ----------------
     Net gain (loss) on investments ...............         99,285,395          15,992,885          16,397,237           1,120,926
                                                      ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ........................               --                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         98,789,192          13,597,180          16,035,684             874,133
                                                      ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         11,104,931          24,541,336           1,290,625           2,630,810
  Transfers between funds .........................        (29,145,536)        (77,448,000)         21,079,024           5,896,486
  Redemptions .....................................        (22,034,224)        (19,392,829)         (2,211,372)         (1,865,017)
  Annuity benefits ................................            (24,154)            (14,068)               --                  --
  Annual contract maintenance charge (note 2) .....            (69,965)            (86,940)             (7,942)             (6,719)
  Contingent deferred sales charges (note 2) ......           (320,609)           (269,510)            (23,526)            (22,616)
  Adjustments to maintain reserves ................            (28,755)             (7,444)                510                (184)
                                                      ----------------    ----------------    ----------------    ----------------
       Net equity transactions ....................        (40,518,312)        (72,677,455)         20,127,319           6,632,760
                                                      ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............         58,270,880         (59,080,275)         36,163,003           7,506,893
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........        227,695,750         286,776,025          22,185,686          14,678,793
                                                      ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............        285,966,630         227,695,750          58,348,689          22,185,686
                                                      ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                   WPSmCoGr
                                                      ---------------------------------
                                                           1999              1998
                                                      --------------     --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        --               --
  Mortality, expense and administration
     charges (note 2):
       BOA ........................................      (1,941,904)      (2,148,938)
       BOA Vision .................................      (2,107,808)      (2,437,919)
       BOA Enterprise .............................          (4,194)          (4,146)
                                                      -------------      -----------
     Net investment activity ......................      (4,053,906)      (4,591,003)

  Proceeds from mutual fund shares sold ...........     186,780,446      234,905,719
  Cost of mutual fund shares sold .................    (177,277,460)    (206,336,848)
                                                      -------------      -----------
     Realized gain (loss) on investments ..........       9,502,986       28,568,871
  Change in unrealized gain (loss) on investments .     160,031,891      (37,572,573)
                                                      -------------      -----------
     Net gain (loss) on investments ...............     169,534,877       (9,003,702)
                                                      -------------      -----------
  Reinvested capital gains ........................      13,490,381             --
                                                      -------------      -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     178,971,352      (13,594,705)
                                                      -------------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      16,264,792       35,864,595
  Transfers between funds .........................      (5,815,079)     (60,145,996)
  Redemptions .....................................     (29,565,663)     (24,045,876)
  Annuity benefits ................................         (19,326)         (16,707)
  Annual contract maintenance charge (note 2) .....        (114,049)        (131,597)
  Contingent deferred sales charges (note 2) ......        (439,142)        (375,448)
  Adjustments to maintain reserves ................         (46,325)          (8,986)
                                                      -------------      -----------
       Net equity transactions ....................     (19,734,792)     (48,860,015)
                                                      -------------      -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............     159,236,560      (62,454,720)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     320,942,393      383,397,113
                                                      -------------      -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $ 480,178,953      320,942,393
                                                      =============      ===========

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund (AVISGvt)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)



                                                                  (Continued)
                                       19

                         NATIONWIDE VARIABLE ACCOUNT-II

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust
              (Van Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases.

                                                                                                           ANNUAL
 Contract owners' equity represented by:                  UNITS      UNIT VALUE                            RETURN*
                                                          -----      ----------                            -------
   Contracts in accumulation phase:

      The BEST OF AMERICA(R)contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ........................      2,993,387   $20.288854    $60,732,392              9%
            Non-tax qualified ....................      2,262,657    20.288854     45,906,718              9%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ........................      4,817,273    35.454211    170,792,613             62%
            Non-tax qualified ....................      3,045,420    35.454211    107,972,963             62%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ........................      1,943,758    12.610627     24,512,007             16%
            Non-tax qualified ....................      1,542,249    12.610627     19,448,727             16%
         American Century VP -
         American Century VP International:
            Tax qualified ........................      4,788,991    26.102697    125,005,581             62%
            Non-tax qualified ....................      3,629,927    26.102697     94,750,885             62%
         American Century VP -
         American Century VP Value:
            Tax qualified ........................      1,174,368    12.777944     15,006,009             (2)%
            Non-tax qualified ....................        817,538    12.777944     10,446,455             (2)%
         American VI Series - Growth Fund:
            Tax qualified ........................        329,837    65.428997     21,580,904             56%
            Non-tax qualified ....................        305,636    65.428997     19,997,457             56%
         American VI Series -
         High-Yield Bond Fund:
            Tax qualified ........................         52,930    26.601827      1,408,035              4%
            Non-tax qualified ....................         25,649    26.601827        682,310              4%
         American VI Series - U.S. Government/
         AAA-Rated Securities Fund:
            Tax qualified ........................        107,804    20.644287      2,225,537             (2)%
            Non-tax qualified ....................         61,401    20.644287      1,267,580             (2)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ........................      4,030,454    35.410022    142,718,465             28%
            Non-tax qualified ....................      1,978,560    35.410022     70,060,853             28%
         Dreyfus Stock Index Fund:
            Tax qualified ........................     17,799,123    32.559249    579,526,078             19%
            Non-tax qualified ....................     11,325,336    32.559249    368,744,435             19%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ........................      3,922,324    14.410358     56,522,093             10%
            Non-tax qualified ....................      3,038,562    14.410358     43,786,766             10%
         Dreyfus VIF -
         Growth and Income Portfolio:
            Tax qualified ........................      1,570,276    14.584456     22,901,621             15%
            Non-tax qualified ....................        868,629    14.584456     12,668,481             15%

                                                                                                             ANNUAL
                                                          UNITS        UNIT VALUE                            RETURN*
                                                          -----        ----------                            -------

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified .........................       19,571,229    41.001029      802,440,528                5%
            Non-tax qualified .....................       13,729,592    41.001029      562,927,400                5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified .........................       17,654,023    87.627336    1,546,975,005               36%
            Non-tax qualified .....................       10,898,528    87.627336      955,008,975               36%
         Fidelity VIP - High Income Portfolio:
            Tax qualified .........................        5,005,619    28.744305      143,883,039                7%
            Non-tax qualified .....................        4,973,296    28.744305      142,953,937                7%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified .........................        9,748,843    28.588402      278,703,843               41%
            Non-tax qualified .....................        7,678,932    28.588402      219,528,395               41%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified .........................       15,977,617    30.281181      483,821,112               10%
            Non-tax qualified .....................        8,956,320    30.281181      271,207,947               10%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified .........................       17,065,996    25.553458      436,095,212               23%
            Non-tax qualified .....................       11,175,042    25.553458      285,560,966               23%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified .........................        3,449,404    13.838158       47,733,398                3%
            Non-tax qualified .....................        2,173,640    13.838158       30,079,174                3%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .........................          288,028     8.855527        2,550,640               28%
            Non-tax qualified .....................          248,251     8.855527        2,198,393               28%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .........................        5,806,110    31.511115      182,957,000                3%
            Non-tax qualified .....................        4,182,646    31.511115      131,799,839                3%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified .........................        3,473,447    33.975979      118,013,762               (4)%
            Non-tax qualified .....................        2,665,502    33.886230       90,323,814               (4)%
         Nationwide SAT - Money Market Fund:
            Tax qualified .........................       14,904,403    24.724254      368,500,245                3%
            Non-tax qualified .....................       13,973,502    24.724254      345,484,413                3%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .........................        1,353,503    10.761293       14,565,442               26%
            Non-tax qualified .....................        1,205,250    10.761293       12,970,048               26%
         Nationwide SAT - Small Company Fund:
            Tax qualified .........................        4,271,874    22.704085       96,988,990               42%
            Non-tax qualified .....................        2,440,861    22.704085       55,417,516               42%
         Nationwide SAT - Total Return Fund:
            Tax qualified .........................        4,059,346    98.542231      400,017,011                6%
            Non-tax qualified .....................        2,763,449    96.004702      265,304,098                6%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified .........................        4,044,236    64.133277      259,370,108               48%
            Non-tax qualified .....................        2,742,557    64.133277      175,889,168               48%
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified .........................        1,353,607    10.529949       14,253,413               13%
            Non-tax qualified .....................          853,290    10.529949        8,985,100               13%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                                              ANNUAL
                                             UNITS      UNIT VALUE                            RETURN*
                                             -----      ----------                            -------

Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified .....................      2,335,659    18.256157     42,640,157              0%
   Non-tax qualified .................      2,158,879    18.256157     39,412,834              0%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .....................      5,884,748    24.366392    143,390,077              6%
   Non-tax qualified .................      3,370,801    24.366392     82,134,259              6%
Oppenheimer VAF - Bond Fund:
   Tax qualified .....................      3,880,174    19.177103     74,410,496             (3)%
   Non-tax qualified .................      3,059,336    19.177103     58,669,202             (3)%
Oppenheimer VAF -
Global Securities Fund:
   Tax qualified .....................      9,268,259    28.241523    261,749,750             56%
   Non-tax qualified .................      5,359,593    28.241523    151,363,069             56%
Oppenheimer VAF - Growth Fund:
   Tax qualified .....................      3,453,476    17.844166     61,624,399             40%
   Non-tax qualified .................      2,323,662    17.844166     41,463,810             40%
Oppenheimer VAF -
Multiple Strategies Fund:
   Tax qualified .....................      3,877,701    24.251858     94,041,454             10%
   Non-tax qualified .................      2,651,955    24.251858     64,314,836             10%
Strong Opportunity Fund II, Inc.:
   Tax qualified .....................      9,527,297    38.936728    370,961,772             33%
   Non-tax qualified .................      5,774,365    38.936728    224,834,879             33%
Strong VIF - Strong Discovery Fund II:
   Tax qualified .....................      2,501,155    19.472227     48,703,058              4%
   Non-tax qualified .................      1,756,743    19.472227     34,207,698              4%
Strong VIF -
Strong International Stock Fund II:
   Tax qualified .....................      1,564,106    16.513647     25,829,094             85%
   Non-tax qualified .................      1,447,666    16.513647     23,906,245             85%
Van Eck WIT - Worldwide Bond Fund:
   Tax qualified .....................      1,308,320    14.942949     19,550,159             (9)%
   Non-tax qualified .................      1,204,939    14.942949     18,005,342             (9)%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .....................      4,194,956    11.300054     47,403,229             98%
   Non-tax qualified .................      3,528,130    11.300054     39,868,060             98%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .....................      1,664,942    12.830391     21,361,857             19%
   Non-tax qualified .................      1,580,973    12.830391     20,284,502             19%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified .....................      1,634,204    14.892896     24,338,030             (5)%
   Non-tax qualified .................      1,515,882    14.892896     22,575,873             (5)%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified .....................      4,185,969    17.579480     73,587,158             51%
   Non-tax qualified .................      3,074,281    17.579480     54,044,261             51%

                                                                                                        ANNUAL
                                                          UNITS     UNIT VALUE                          RETURN*
                                                          -----     ----------                          -------
      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
           Tax qualified .........................        731,811    19.288213     14,115,326             61%
           Non-tax qualified .....................        644,703    19.288213     12,435,169             61%
      Warburg Pincus Trust -
      Small Company Growth Portfolio:
           Tax qualified .........................      5,376,375    25.523630    137,224,606             67%
           Non-tax qualified .....................      3,969,098    25.523630    101,305,789             67%
      The BEST OF AMERICA(R)Nationwide Insurance
      Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ........................         14,335    16.380267        234,811              9%
            Non-tax qualified ....................          7,824    16.380267        128,159              9%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ........................          8,735    14.255724        124,524             63%
            Non-tax qualified ....................         11,822    14.255724        168,531             63%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ........................          1,026    12.717310         13,048             17%
            Non-tax qualified ....................          4,483    12.717310         57,012             17%
         American Century VP -
         American Century VP International:
            Tax qualified ........................          4,359    26.516535        115,586             63%
            Non-tax qualified ....................         13,690    26.516535        363,011             63%
         American Century VP -
         American Century VP Value:
            Tax qualified ........................          1,152    12.974490         14,947             (2)%
            Non-tax qualified ....................          9,794    12.974490        127,072             (2)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ........................         22,160    26.214069        580,904             29%
            Non-tax qualified ....................         22,246    26.214069        583,158             29%
         Dreyfus Stock Index Fund:
            Tax qualified ........................         74,500    25.799667      1,922,075             20%
            Non-tax qualified ....................         68,798    25.799667      1,774,965             20%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ........................         12,082    14.590853        176,287             11%
            Non-tax qualified ....................         18,270    14.590853        266,575             11%
         Dreyfus VIF - Growth and Income Portfolio:
            Tax qualified ........................         16,572    14.808738        245,410             16%
            Non-tax qualified ....................         14,293    14.808738        211,661             16%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ........................         43,344    18.055454        782,596              5%
            Non-tax qualified ....................         51,700    18.055454        933,467              5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified ........................         82,625    25.356659      2,095,094             36%
            Non-tax qualified ....................         81,025    25.356659      2,054,523             36%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ........................         14,864    13.653329        202,943              7%
            Non-tax qualified ....................         17,568    13.653329        239,862              7%

                                                                     (Continued)

                                                                                                        ANNUAL
                                                          UNITS     UNIT VALUE                          RETURN*
                                                          -----     ----------                          -------

Fidelity VIP - Overseas Portfolio:
   Tax qualified .................................          2,104    20.621533         43,388             41%
   Non-tax qualified .............................          7,979    20.621533        164,539             41%
Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified .................................         12,271    18.026981        221,209             10%
   Non-tax qualified .............................         13,357    18.026981        240,786             10%
Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified .................................         23,709    24.040622        569,979             23%
   Non-tax qualified .............................         34,729    24.040622        834,907             23%
Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified .................................          7,053    14.011528         98,823              3%
   Non-tax qualified .............................          9,281    14.011528        130,041              3%
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .................................             50     8.966597            448             28%
   Non-tax qualified .............................            133     8.966597          1,193             28%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .................................        104,816    23.962791      2,511,684              3%
   Non-tax qualified .............................         88,233    23.962791      2,114,309              3%
Nationwide SAT -
Government Bond Fund:
   Tax qualified .................................         29,229    11.994653        350,592             (3)%
   Non-tax qualified .............................         14,829    11.994653        177,869             (3)%
Nationwide SAT - Money Market Fund:
   Tax qualified .................................        134,873    11.916889      1,607,267              4%
   Non-tax qualified .............................        126,746    11.916889      1,510,418              4%
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .................................          2,089    10.852397         22,671             27%
   Non-tax qualified .............................          7,843    10.852397         85,115             27%
Nationwide SAT - Small Company Fund:
   Tax qualified .................................         19,469    23.169876        451,094             43%
   Non-tax qualified .............................         39,060    23.169876        905,015             43%
Nationwide SAT - Total Return Fund:
   Tax qualified .................................        177,942    20.248322      3,603,027              6%
   Non-tax qualified .............................        167,513    20.248322      3,391,857              6%
Neuberger & Berman AMT -
Growth Portfolio:
   Tax qualified .................................          9,923    23.621161        234,393             49%
   Non-tax qualified .............................         13,920    23.621161        328,807             49%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .................................          2,542    10.619078         26,994             14%
   Non-tax qualified .............................          5,246    10.619078         55,708             14%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified .................................          2,305    11.627287         26,801              1%
   Non-tax qualified .............................          2,858    11.627287         33,231              1%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .................................         22,673    19.476219        441,584              7%
   Non-tax qualified .............................         22,752    19.476219        443,123              7%

                                                                                                         ANNUAL
                                                          UNITS     UNIT VALUE                           RETURN*
                                                          -----     ----------                           -------

Oppenheimer VAF - Bond Fund:
   Tax qualified .................................          5,049    11.996138         60,569             (2)%
   Non-tax qualified .............................         17,880    11.996138        214,491             (2)%
Oppenheimer VAF -
Global Securities Fund:
   Tax qualified .................................          8,666    25.475921        220,774             57%
   Non-tax qualified .............................          6,769    25.475921        172,447             57%
Oppenheimer VAF - Growth Fund:
   Tax qualified .................................         19,261    18.067674        348,001             41%
   Non-tax qualified .............................         10,498    18.067674        189,674             41%
Oppenheimer VAF -
Multiple Strategies Fund:
   Tax qualified .................................          9,461    16.105297        152,372             11%
   Non-tax qualified .............................         10,611    16.105297        170,893             11%
Strong Opportunity Fund II, Inc.:
   Tax qualified .................................         18,413    23.278533        428,628             34%
   Non-tax qualified .............................         17,006    23.278533        395,875             34%
Strong VIF - Strong Discovery Fund II:
   Tax qualified .................................            998    12.830259         12,805              4%
   Non-tax qualified .............................          3,667    12.830259         47,049              4%
Strong VIF -
Strong International Stock Fund II:
   Tax qualified .................................          6,332    16.768723        106,180             86%
   Non-tax qualified .............................            826    16.768723         13,851             86%
Van Eck WIT - Worldwide Bond Fund:
   Tax qualified .................................              2    10.685109             21             (9)%
   Non-tax qualified .............................            850    10.685109          9,082             (9)%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified .................................         13,903    11.473874        159,521             99%
   Non-tax qualified .............................          6,958    11.473874         79,835             99%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified .................................            897    10.385200          9,316             20%
   Non-tax qualified .............................          8,208    10.385200         85,242             20%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified .................................          3,220    14.960757         48,174             (4)%
   Non-tax qualified .............................          9,782    14.960757        146,346             (4)%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified .................................          3,864    17.437474         67,378             52%
   Non-tax qualified .............................          3,159    17.437474         55,085             52%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified .................................            595    19.584772         11,653             62%
   Non-tax qualified .............................          2,315    19.584772         45,339             62%
Warburg Pincus Trust -
Small Company Growth Portfolio:
   Tax qualified .................................          8,591    23.373394        200,801             68%
   Non-tax qualified .............................         24,173    23.373394        565,005             68%

                                       27
                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                                                                         ANNUAL
                                                          UNITS     UNIT VALUE                           RETURN*
                                                          -----     ----------                           -------

The BEST OF AMERICA(R) America's Vision
Annuity(SM) contracts:
   American Century VP -
   American Century VP Balanced:
      Tax qualified ..............................      2,229,877    18.643877     41,573,553              9%
      Non-tax qualified ..........................      3,104,126    18.643877     57,872,943              9%
   American Century VP -
   American Century VP Capital Appreciation:
      Tax qualified ..............................      2,124,515    18.015046     38,273,235             62%
      Non-tax qualified ..........................      3,403,398    18.015046     61,312,372             62%
   American Century VP -
   American Century VP Income & Growth:
      Tax qualified ..............................      1,671,694    12.589315     21,045,482             16%
      Non-tax qualified ..........................      1,490,691    12.589315     18,766,779             16%
   American Century VP -
   American Century VP International:
      Tax qualified ..............................      3,535,992    25.959887     91,793,953             62%
      Non-tax qualified ..........................      5,086,548    25.959887    132,046,211             62%
   American Century VP -
   American Century VP Value:
      Tax qualified ..............................      1,129,610    12.738880     14,389,966             (2)%
      Non-tax qualified ..........................      1,432,698    12.738880     18,250,968             (2)%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified ..............................      2,307,767    33.342555     76,946,848             28%
      Non-tax qualified ..........................      3,065,919    33.342555    102,225,573             28%
   Dreyfus Stock Index Fund:
      Tax qualified ..............................     14,668,287    32.260809    473,210,805             19%
      Non-tax qualified ..........................     20,456,946    32.260809    659,957,660             19%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
      Tax qualified ..............................      2,795,489    14.374409     40,183,502             10%
      Non-tax qualified ..........................      4,202,770    14.374409     60,412,335             10%
   Dreyfus VIF - Growth and Income Portfolio:
      Tax qualified ..............................      1,464,304    14.539855     21,290,768             15%
      Non-tax qualified ..........................      2,079,004    14.539855     30,228,417             15%
   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified ..............................     18,744,521    23.541057    441,265,837              5%
      Non-tax qualified ..........................     26,435,673    23.541057    622,323,685              5%
   Fidelity VIP - Growth Portfolio:
      Tax qualified ..............................     16,102,523    34.539423    556,171,853             36%
      Non-tax qualified ..........................     22,795,122    34.539423    787,330,361             36%
   Fidelity VIP - High Income Portfolio:
      Tax qualified ..............................      8,271,114    15.361833    127,059,472              7%
      Non-tax qualified ..........................     13,454,975    15.361833    206,693,079              7%
   Fidelity VIP - Overseas Portfolio:
      Tax qualified ..............................      3,667,413    21.872670     80,216,114             41%
      Non-tax qualified ..........................      5,639,452    21.872670    123,349,873             41%
   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified ..............................      7,152,076    18.437523    131,866,566             10%
      Non-tax qualified ..........................      9,494,041    18.437523    175,046,599             10%

                                                                                                         ANNUAL
                                                          UNITS     UNIT VALUE                           RETURN*
                                                          -----     ----------                           -------

Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified .................................     13,246,393    25.437333    336,952,910             23%
   Non-tax qualified .............................     18,358,303    25.437333    466,986,267             23%
Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified .................................      3,074,953    13.803637     42,445,535              3%
   Non-tax qualified .............................      4,552,923    13.803637     62,846,896              3%
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified .................................        153,956     8.833418      1,359,958             28%
   Non-tax qualified .............................        387,856     8.833418      3,426,094             28%
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified .................................      3,732,455    27.838556    103,906,158              3%
   Non-tax qualified .............................      4,968,186    27.838556    138,307,124              3%
Nationwide SAT -
Government Bond Fund:
   Tax qualified .................................      4,980,532    12.771602     63,609,372             (4)%
   Non-tax qualified .............................      6,771,077    12.771602     86,477,501             (4)%
Nationwide SAT - Money Market Fund:
   Tax qualified .................................     19,142,838    12.331041    236,051,120              3%
   Non-tax qualified .............................     28,039,121    12.331041    345,751,551              3%
Nationwide SAT - Small Cap Value Fund:
   Tax qualified .................................        967,163    10.743114     10,390,342             26%
   Non-tax qualified .............................      1,274,231    10.743114     13,689,209             26%
Nationwide SAT - Small Company Fund:
   Tax qualified .................................      3,356,307    22.607920     75,879,120             42%
   Non-tax qualified .............................      4,099,453    22.607920     92,680,105             42%
Nationwide SAT - Total Return Fund:
   Tax qualified .................................      9,240,684    24.093443    222,639,893              5%
   Non-tax qualified .............................     11,092,594    24.093443    267,258,781              5%
Neuberger & Berman AMT -
Growth Portfolio:
   Tax qualified .................................      2,191,851    28.406340     62,262,465             48%
   Non-tax qualified .............................      3,249,330    28.406340     92,301,573             48%
Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified .................................      1,174,502    10.512151     12,346,542             13%
   Non-tax qualified .............................      1,148,237    10.512151     12,070,441             13%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified .................................      1,753,284    12.023258     21,080,186              0%
   Non-tax qualified .............................      3,083,884    12.023258     37,078,333              0%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified .................................      4,926,644    24.233053    119,387,625              6%
   Non-tax qualified .............................      7,215,015    24.233053    174,841,841              6%
Oppenheimer VAF - Bond Fund:
   Tax qualified .................................      4,920,397    12.779991     62,882,629             (3)%
   Non-tax qualified .............................      7,205,678    12.779991     92,088,500             (3)%
Oppenheimer VAF -
Global Securities Fund:
   Tax qualified .................................      6,498,893    25.830374    167,868,837             56%
   Non-tax qualified .............................      8,973,439    25.830374    231,787,285             56%


                                                                   (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                         ANNUAL
                                                       UNITS       UNIT VALUE                            RETURN*
                                                       -----       ----------                            -------

Oppenheimer VAF - Growth Fund:
   Tax qualified ..............................       2,671,309     17.799664      47,548,403              40%
   Non-tax qualified ..........................       3,228,130     17.799664      57,459,629              40%
Oppenheimer VAF -
Multiple Strategies Fund:
   Tax qualified ..............................       3,468,280     17.948145      62,249,192              10%
   Non-tax qualified ..........................       4,370,474     17.948145      78,441,901              10%
Strong Opportunity Fund II, Inc.:
   Tax qualified ..............................       4,869,488     28.512432     138,840,945              33%
   Non-tax qualified ..........................       6,478,747     28.512432     184,724,833              33%
Strong VIF - Strong Discovery Fund II:
   Tax qualified ..............................       1,328,451     16.068225      21,345,850               4%
   Non-tax qualified ..........................       1,902,709     16.068225      30,573,156               4%
Strong VIF -
Strong International Stock Fund II:
   Tax qualified ..............................       1,261,581     16.443689      20,745,046              85%
   Non-tax qualified ..........................       1,797,088     16.443689      29,550,756              85%
Van Eck WIT - Worldwide Bond Fund:
   Tax qualified ..............................         914,353     11.830291      10,817,062              (9)%
   Non-tax qualified ..........................       1,558,403     11.830291      18,436,361              (9)%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified ..............................       2,477,889     11.265493      27,914,641              97%
   Non-tax qualified ..........................       3,263,317     11.265493      36,762,875              97%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified ..............................         716,194     10.495465       7,516,789              19%
   Non-tax qualified ..........................       1,323,974     10.495465      13,895,723              19%
Van Kampen LIT - Morgan Stanley
Real Estate Securities Portfolio:
   Tax qualified ..............................       2,198,091     14.825198      32,587,134              (5)%
   Non-tax qualified ..........................       1,432,926     14.825198      21,243,412              (5)%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified ..............................       3,168,692     17.499626      55,450,925              51%
   Non-tax qualified ..........................       5,861,047     17.499626     102,566,130              51%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified ..............................         776,179     19.229243      14,925,335              61%
   Non-tax qualified ..........................         874,495     19.229243      16,815,877              61%
Warburg Pincus Trust -
Small Company Growth Portfolio:
   Tax qualified ..............................       3,631,606     25.407601      92,270,396              67%
   Non-tax qualified ..........................       5,844,172     25.407601     148,486,390              67%
                                                    ===========     ===========
Reserves for annuity contracts in payout phase:
   Tax qualified ..............................                                     4,788,357
   Non-tax qualified ..........................                                    12,639,950
                                                                              ---------------
                                                                              $23,415,344,916
                                                                              ===============

* The annual return does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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